1

QUARTERLY REPORT

		Shares	Fair Value
88.06%	COMMON STOCKS

12.20%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	10,248	$797,909
	Meta Platforms, Inc.*	3,503	564,859
	Radius Global Infrastructure, Inc.*	46,092	703,364
	Spok Holdings, Inc.	69,970	440,811
	Tegna, Inc.	18,370	385,219
	Twitter, Inc.*	7,381	275,976
			3,168,138

7.43%	CONSUMER DISCRETIONARY
	Kohl’s Corp.	14,637	522,394
	PetMed Express, Inc.	39,000	776,100
	RCI Hospitality Holdings, Inc.	13,070	632,065
			1,930,559

8.83%	CONSUMER STAPLES
	Altria Group, Inc.	26,733	1,116,637
	British American Tobacco PLC	27,455	1,178,094
			2,294,731

5.79%	ENERGY
	Brigham Minerals, Inc.	21,496	529,446
	Energy Transfer LP	46,221	461,286
	The Williams Cos., Inc.	16,437	512,999
			1,503,731

3.52%	FINANCIAL
	Genworth Financial, Inc.*	258,798	913,557

8.85%	HEALTH CARE
	BioAtla, Inc.*	129,511	369,106
	CytomX therapeutics, Inc.*	207,772	380,223
	F-Star Therapeutics, Inc.*	61,090	382,423
	Mereo BioPharma Group PLC*	275,556	308,623
	Royalty Pharma PLC	20,422	858,541
			2,298,916

13.62%	INDUSTRIAL
	Acacia Research Corp.*	424,232	2,138,129
	Flux Power Holdings, Inc.*	377,245	905,388
	Grupo Aeroportuario del Centro	2,516	494,117
			3,537,634

FORMIDABLE ETF

Schedule of InvestmentsJune 30, 2022 (Unaudited)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2022 (Unaudited)

		Shares	Fair Value
1.55%	INFORMATION TECHNOLOGY
	Silicon Motion Technology Corp.	4,810	$402,597

13.25%	MATERIALS
	Lithium Americas Corp.*	41,872	842,883
	SilverCrest Metals, Inc.*	115,216	703,970
	Southern Copper Corp.	8,269	411,879
	Wheaton Precious Metals Corp.	25,557	920,819
	Yamana Gold, Inc.	121,141	563,306
			3,442,857

7.43%	REAL ESTATE
	American Tower Corp.	2,745	701,595
	Iron Mountain, Inc.	12,593	613,153
	Sun Communities, Inc.	3,868	616,404
			1,931,152

5.59%	UTILITIES
	Algonquin Power & Utilties Corp.	36,483	489,967
	Brookfield Infrastructure Partners LLP	25,151	961,271
			1,451,238

88.06%	TOTAL COMMON STOCKS		22,875,110

1.14%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBOXX High Yield Corporate Bond ETF	500	3,680,500	71.00	7/15/22	18,500
	iShares iBOXX High Yield Corporate Bond ETF	1,850	13,617,850	72.00	7/15/22	112,850
	iShares iBOXX High Yield Corporate Bond ETF	1,750	12,881,750	73.00	7/15/22	164,500

1.14%	TOTAL PURCHASED OPTIONS					295,850

89.20%	TOTAL INVESTMENTS					23,170,960
10.80%	Other assets, net of liabilities					2,805,293
100.00%	NET ASSETS					$25,976,253

*Non-income producing

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2022 (Unaudited)

-0.15%	OPTIONS WRITTEN

	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Acacia Research Corp.	900	(453,600)	5.00	8/19/22	$(22,500)
	Yamana Gold, Inc.	200	(93,000)	6.00	7/15/22	(200)
	Yamana Gold, Inc.	200	(93,000)	6.00	8/19/22	(1,200)
	Energy Transfer LP	100	(99,800)	13.00	7/15/22	(100)
	Energy Transfer LP	100	(99,800)	12.00	8/19/22	(1,000)
	Genworth Financial	288	(101,664)	4.50	9/16/22	(2,880)
	Kohl’s Corp.	30	(107,070)	55.00	7/15/22	(240)
	Kohl’s Corp.	35	(124,915)	50.00	8/19/22	(1,750)
	Lithium Americas Corp.	200	(402,600)	35.00	7/15/22	(1,000)
	Meta Platforms, Inc.	10	(161,250)	190.00	7/15/22	(450)
	Altria Group, Inc.	100	(417,700)	47.50	8/19/22	(2,200)
	Petmed Express Inc.	125	(248,750)	25.00	7/15/22	(750)
	Radius Globa Infracture, Inc.	125	(190,750)	17.50	7/15/22	(2,500)
	RCI Hospitality Holdings	35	(169,260)	65.00	7/15/22	(910)
	Southern Copper Corp.	20	(99,620)	60.00	8/19/22	(740)
	SilverCrest Metals, Inc.*	325	(198,575)	10.00	8/19/22	(1,625)
	Wheaton Precious Metals Corp.	55	(198,165)	45.00	7/15/22	(165)

	TOTAL CALL OPTIONS WRITTEN					(40,210)

	TOTAL OPTIONS WRITTEN					(40,210)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2022 (Unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$22,875,110	$—	$—	$22,875,110
Options Purchased	—	295,850	—	295,850
Total Investments	$22,875,110	$295,850	$—	$23,170,960
Options Written	$—	$(40,210)	$—	$(40,210)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $26,482,805 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$295,677
Gross unrealized depreciation	(3,647,731)
Net unrealized appreciation	$(3,352,055)